Other Information by Nature - Summary of Breakdown of Selling, Research & Development and Administrative Expenses by Nature (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure Of Attribution Of Expenses By Nature To Their Function [Line Items]
Total Expenses	€ 146,220	€ 112,566	€ 96,297
Personnel
Disclosure Of Attribution Of Expenses By Nature To Their Function [Line Items]
Total Expenses	64,543	46,489	43,731
Other Costs and Incomes
Disclosure Of Attribution Of Expenses By Nature To Their Function [Line Items]
Total Expenses	71,164	56,886	42,675
Depreciation and Amortization
Disclosure Of Attribution Of Expenses By Nature To Their Function [Line Items]
Total Expenses	11,273	10,124	8,807
Expected Credit Losses
Disclosure Of Attribution Of Expenses By Nature To Their Function [Line Items]
Total Expenses	€ (760)	€ (933)	€ 1,084